Geographic information and major customers (Tables)	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Geographic information and major customers

The following are a summary of consolidated revenues within geographic areas:

	Year Ended December 31,
	2015	2016	2017
	(In thousands)
United States	$63,440	$92,116	$134,676
EMEA(1)	20,770	25,668	33,097
Rest of the World(1)	11,146	14,628	18,283

Total revenue	$95,356	$132,412	$186,056

(1)	No single country represented more than 10% of consolidated revenue